Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits - beginning balance	$ 309
Gross increases - tax positions in prior period
Gross decreases - tax positions in prior period
Unrecognized tax benefits - ending balance	$ 309	$ 309